Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,449
Foreign currency translation and other	14
Balance at ending	2,463
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,648
Foreign currency translation and other	1
Balance at ending	1,649
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588
Foreign currency translation and other	5
Balance at ending	593
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	55
Foreign currency translation and other	6
Balance at ending	61
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	153
Foreign currency translation and other	2
Balance at ending	$ 155